Investments - Provision for Credit Losses (Additional Information) (Details) - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Write-offs charged against allowance	$ 0	$ 0	$ 2,600	$ 0
Investment Grade
Financing Receivable, Allowance for Credit Loss [Line Items]
Origination for gross loan and financing receivables in 2025			60,400
Origination for gross loan and financing receivables in 2024			115,500
Origination for gross loan and financing receivables in 2023			85,200
Origination for gross loan and financing receivables in 2022			0
Origination for gross loan and financing receivables in 2021			0
Origination for gross loan and financing receivables in prior to 2021			24,700
Non Investment Grade
Financing Receivable, Allowance for Credit Loss [Line Items]
Origination for gross loan and financing receivables in 2025			1,100,000
Origination for gross loan and financing receivables in 2024			812,100
Origination for gross loan and financing receivables in 2023			545,500
Origination for gross loan and financing receivables in 2022			95,600
Origination for gross loan and financing receivables in 2021			72,500
Origination for gross loan and financing receivables in prior to 2021			245,300
ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Line Items]
Provision for credit losses			9,700
Write-offs charged against allowance			2,600
Recoveries of amounts previously written off			0
ASU 2016-13 | Investment Grade
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and financing receivables				$ 285,800
ASU 2016-13 | Non Investment Grade
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and financing receivables			$ 2,800